Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related party disclosures [Abstract]
Schedule of compensation to key management personnel
($000s)	2022	2021
Compensation of directors:
Directors’ fees	560	431
Stock-based compensation	675	704
	1,235	1,135

Compensation of key management personnel:
Salaries and consulting fees	7,892	5,773
Stock-based compensation	2,026	2,226
	9,918	7,999
	11,153	9,134